Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of income taxes provision
	Years ended
	December 31,
	2017	2016
Current:
Federal	$-	$-
State and local	228,972	-
Total current provision	228,972	-
Deferred:
Federal	-	-
State and local	-	-
Total deferred provision	-	-
Total provision	$228,972	$-

Schedule of deferred tax assets and liabilities
	December 31,
	2017	2016
Deferred tax assets:
Net operating losses	$4,327,027	$1,847,247
Share-based compensation	868,222	2,521,303
Amortization of intangible assets	432,335	-
Tax credits	62,969	-
Other	12,755	-
Subtotal	5,703,308	4,368,550
Less valuation allowance:	(5,649,582)	(4,307,813)
Total deferred tax assets	53,726	60,737
Deferred tax liabilities:
Intangibles	-	(1,452,340)
Property and equipment	(53,726)	-
Other	-	(60,736)
Total deferred tax liabilities	(53,726)	(1,513,076)
Net deferred tax liabilities	$-	$(1,452,339)

Schedule of effective income tax rate
	Years ended December 31,
	2017	2016
Income tax (expense) benefit at federal statutory rate	34.0%	34.0%
State and local taxes	(2.6)%	11.0%
Federal tax reform	(55.0)%	-%
Valuation allowance	25.3%	185.7%
Payable true-up	(3.8)%	-%
Other	(1.9)%	(0.8)%
NOL adjustment	-%	(229.9)%
Effective tax rate	(4.0)%	0.0%